Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent events
In March 2023, the Company completed its initial public offering (“IPO”) on the Nasdaq Capital Market. In the offering,
1,114,516
 American depositary shares (“ADSs”), representing
2,229,032
 Class A Ordinary shares, were issued and sold to the public at a price of USD
8.00
 per ADS, after underwriter partially exercised over-allotment option to purchase additional ADSs. Gross proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment shares, totalled USD
8.9
 million, before deducting underwriting discounts and commission, and other related expenses.
Pursuant to the Underwriter Agreement, we have also agreed to issue to Maxim (or its permitted assignees) warrants to purchase a number of our ADSs equal to an aggregate of three percent (3.0%) of the total number of ADSs sold in the IPO, or the Underwriter’s Warrants. The Underwriter’s Warrants will have an exercise price equal to 125% of the initial public offering price of the ADSs sold in the IPO and may be exercised on a cashless basis. The Underwriter’s Warrants are exercisable commencing six months after the Prospectus Effective Date, and will expire 18 months after the Prospectus Effective Date. As of the date of this report, the warrants are all outstanding.
Upon the completion of IPO, the resolutions in Note 11 became effective, which are (i) the Amended and Restated articles of Association became effective (ii) the 2022 Share Incentive Plan (“The Plan”) became effective.
On March 20,2023, the authorized share capital of the Company has been re-classified
and
re-designated
such that the authorized share capital of the Company became US$50,000 divided into 50,000,000,000 shares of a par value of US$0.000001 each, comprising of (a) 49,934,912,000 Class A ordinary shares of a par value of US$0.000001 each (the “Class A Ordinary Shares”); and (b) 65,088,000 Class B ordinary shares of a par value of US$0.000001 each (the “Class B Ordinary Shares”). On March 20, 2023, 52,559,000 and 65,088,000 ordinary shares held by the existing shareholders before IPO were respectively re-designated
as Class A Ordinary Shares and Class B Ordinary Shares.